Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions
Summary of initial allocation of consideration to fair values of assets acquired and liabilities assumed

($ thousands)
Purchase Price Allocation:
Cash consideration	3,616,410
Equity consideration	928,884

Total purchase price	4,545,294

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	374,995
Restricted cash	56,656
Trade and other receivables	237,488
Inventories	95,562
Other current assets	361,003
Systems, equipment and other assets related to contracts	126,524
Property, plant and equipment	336,044
Intangible assets	2,960,000
Other non-current assets	628,620
Deferred income taxes	243,342
Accounts payable	(75,814)
Other current liabilities	(379,968)
Long-term debt, less current portion	(1,937,942)
Deferred income taxes	(1,070,292)
Other non-current liabilities	(356,756)

1,599,462

Goodwill	2,945,832

Schedule of cash outflow associated with the acquisition
($ thousands)
Cash payment for IGT shares outstanding	3,572,968
Cash payment for IGT employee stock awards	43,442

3,616,410
Less cash acquired	(374,995)

Net cash outflow	3,241,415

Schedule of fair values of acquired intangible assets with weighted average useful lives

		Weighted
		Average
		Useful Life
($ thousands)	Fair Value	in Years

Customer relationships	1,715,000	14.8
Game library	360,000	2.5
Corporate trademarks	340,000	Indefinite
Computer software	275,000	9.4
Developed technologies	180,000	3.8
Product trademarks	90,000	7.3

	2,960,000

Schedule of unaudited, pro forma financial information
	For the year ended December 31,
($ thousands)	2015	2014

Revenue	5,105,159	5,779,872
Net (loss) income	(61,946)	67,720